Trade and Other Receivables - Summary of Trade and Other Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Trade And Other Receivables [Abstract]
Trade receivables	€ 305	€ 286
Less: allowance for expected credit losses	(5)	(8)
Less: provision for credit reserves	(3)	(5)
Trade receivables – net	297	273
Other	105	127
Trade and other receivables	€ 402	€ 400